Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of Composition of Revenues By Type
	For year ended December 31,
	2020	2019	2018
	NIS millions

Revenues from equipment	878	932	904

Revenues from services
Cellular services	1,543	1,541	1,581
Land-line communications services	1,153	1,111	1,068
Other services	102	124	135
Total revenues from services	2,798	2,776	2,784
Total revenues	3,676	3,708	3,688